Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Partnership's Loan Receivables and Other Financing Receivables
The following table includes the amortized cost basis of the Company’s direct interests in financing receivables and net investment in direct financing leases by class of financing receivables and by period of origination and their associated credit quality.

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2018	2016 and prior	Total
As at December 31, 2021		$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	319,799	319,799
Bahrain Spirit	Performing	209,569	—	209,569
		209,569	319,799	529,368
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	32,266	32,266
Bahrain LNG Joint Venture	Performing	—	73,375	73,375
		—	105,641	105,641
		209,569	425,440	635,009

	Amortized Cost Basis by Origination Year
	Credit Quality Grade (1)	2020	2018	2016 and prior	Total
As at December 31, 2020		$	$	$	$
Direct financing leases
Tangguh Hiri and Tangguh Sago	Performing	—	—	332,308	332,308
Bahrain Spirit	Performing	—	211,939	—	211,939
		—	211,939	332,308	544,247
Loans to equity-accounted joint ventures
Exmar LPG Joint Venture	Performing	—	—	42,266	42,266
Bahrain LNG Joint Venture	Performing	—	—	73,375	73,375
Other	Performing	991	—	—	991
		991	—	115,641	116,632
		991	211,939	447,949	660,879

Financing Receivable, Allowance for Credit Loss	Changes in the Company's allowance for credit losses for the years ended December 31, 2021 and 2020 are as follows:

	Direct financing leases (1) $	Direct financing and sales-type leases and other within equity-accounted joint ventures (1) $	Loans to equity-accounted joint ventures (2) $	Guarantees of debt (3) $	Total $

As at January 1, 2020	15,055	36,292	3,714	2,139	57,200
Provision for (reversal of) potential credit losses	15,122	18,645	1,012	(59)	34,720
As at December 31, 2020	30,177	54,937	4,726	2,080	91,920
Provision for (reversal of) potential credit losses	3,823	3,363	(626)	(380)	6,180
As at December 31, 2021	34,000	58,300	4,100	1,700	98,100

Fair Value Measurements, Recurring and Nonrecurring
The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Company’s financial instruments that are not accounted for at a fair value on a recurring basis.

		December 31, 2021		December 31, 2020
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents and restricted cash (note 15a)	Level 1	142,057	142,057	257,943	257,943
Derivative instruments (note 13)
Interest rate swap agreements – assets	Level 2	3,896	3,896	—	—
Interest rate swap agreements – liabilities	Level 2	(26,802)	(26,802)	(75,468)	(75,468)
Cross currency swap agreements – assets	Level 2	4,201	4,201	—	—
Cross currency swap agreements – liabilities	Level 2	(14,654)	(14,654)	(20,022)	(20,022)
Non-recurring:
Vessel held for sale (note 19a)	Level 2	9,813	9,813	—	—
Equity-accounted joint ventures (note 7a)	Level 2	10,418	10,418	—	—
Vessels and equipment (note 19a)	Level 2	—	—	40,717	40,717
Other:
Loans to equity-accounted joint ventures (note 7)	(i)	105,641	(i)	116,632	(i)
Long-term debt – public (note 10)	Level 1	(317,860)	(325,873)	(352,260)	(359,581)
Long-term debt – non-public (note 10)	Level 2	(1,061,782)	(1,093,400)	(1,119,953)	(1,137,050)
Obligations related to finance leases (note 5a)	Level 2	(1,268,990)	(1,332,044)	(1,340,922)	(1,456,927)
(i)The advances to equity-accounted joint ventures together with the Company’s equity investments in the joint ventures form the net aggregate carrying value of the Company’s interests in the joint ventures in these consolidated financial statements. The fair values of the individual components of such aggregate interests are not determinable.